Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp. Table Total for 1st PEO ($)(1)	Summary Comp. Table Total for 2nd PEO ($)(1)	Summary Comp. Table Total for 3rd PEO ($)(1)	Comp. Actually Paid to 1st PEO ($)(2)(5)	Comp. Actually Paid to 2nd PEO ($)(2)(5)	Comp. Actual Paid to 3rd PEO ($)(2)(5)	Average Summary Comp. Table Total for Non-PEO NEOs ($)(3)	Average Comp. Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (000’s) ($)(8)	Adj. EBITDA (000’s) ($)(9)

									BXC TSR ($)(6)	Peer Group TSR ($)(7)

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,369,222	—	—	1,126,322	—	—	972,011	38,127	207.62	181.84	219	82,569
2024	4,709,359	—	—	2,285,809	—	—	1,238,896	510,851	354.48	182.29	53,116	131,356
2023	4,908,519	2,848,832	—	5,754,555	3,354,504	—	1,308,091	715,233	387.25	166.00	48,536	182,804
2022	—	3,900,941	—	—	4,489,375	—	2,256,926	2,168,285	243.03	104.70	296,176	477,742
2021	—	5,283,864	2,099,958	—	9,725,418	7,081,834	1,686,879	6,330,760	327.27	148.81	296,133	464,071

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Reflects “compensation actually paid” to Messrs. Lewis, Gibson and Reddy, respectively, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by Messrs. Lewis, Gibson or Reddy.
(3)    Reflects the average of the compensation amounts reported in the Summary Compensation Table for our non-PEO NEOs for the respective years shown. The following non-PEO NEOs are included in the average figures shown:

Fiscal 2021: Kelly Janzen, Shyam K. Reddy
Fiscal 2022: Kelly Janzen, Shyam K. Reddy, Kevin A. Henry
Fiscal 2023: Kelly Janzen, Kevin A. Henry, Tricia A. Kinney, Andrew Wamser
Fiscal 2024: Michael Wilson, Tricia A. Kinney, Andrew Wamser
Fiscal 2025: C. Kelly Wall, Kimberly DeBrock, Andrew Wamser, Michael Wilson

Peer Group Issuers, Footnote	(7) For the relevant fiscal year, represents the cumulative total shareholder return of the S&P 600 Building Products Index for the measurement periods ended on each of January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022, and January 1, 2022, assuming an initial investment of $100 on January 2, 2021.
Adjustment To PEO Compensation, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for each PEO.
(5)    In accordance with SEC rules, the following adjustments were made to the total compensation of the 1st PEO for fiscal 2025 to determine his “compensation actually paid” and to the average total compensation of our non-PEO NEOs for fiscal 2025 to determine their average “compensation actually paid.” Prior fiscal years adjustments are disclosed in the Company’s proxy statements filed in fiscal 2025, fiscal 2024 and fiscal 2023, “Pay vs. Performance,” footnote 5. According to SEC guidance, subsequent tables may present only the most recent fiscal year unless material to an understanding of the table and relationships for the most recent fiscal year.

	1st PEO ($)	Average for Non-PEO ($)
Summary Compensation Table (SCT)	5,369,222	972,011
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(4,086,804)	(511,286)
Plus: Year-end fair value of equity awards granted in covered year	2,283,427	328,713
Change in fair value of outstanding, unvested awards granted in prior years(10)	(2,033,256)	(130,579)
Fair value as of vesting date for awards granted and vested in covered year	—	—
For awards granted in prior years that vest in the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date	(406,267)	(33,850)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	(586,882)
Compensation Actually Paid	1,126,322	38,127

Non-PEO NEO Average Total Compensation Amount	$ 972,011	$ 1,238,896	$ 1,308,091	$ 2,256,926	$ 1,686,879
Non-PEO NEO Average Compensation Actually Paid Amount	$ 38,127	510,851	715,233	2,168,285	6,330,760
Adjustment to Non-PEO NEO Compensation Footnote
(5)    In accordance with SEC rules, the following adjustments were made to the total compensation of the 1st PEO for fiscal 2025 to determine his “compensation actually paid” and to the average total compensation of our non-PEO NEOs for fiscal 2025 to determine their average “compensation actually paid.” Prior fiscal years adjustments are disclosed in the Company’s proxy statements filed in fiscal 2025, fiscal 2024 and fiscal 2023, “Pay vs. Performance,” footnote 5. According to SEC guidance, subsequent tables may present only the most recent fiscal year unless material to an understanding of the table and relationships for the most recent fiscal year.

	1st PEO ($)	Average for Non-PEO ($)
Summary Compensation Table (SCT)	5,369,222	972,011
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(4,086,804)	(511,286)
Plus: Year-end fair value of equity awards granted in covered year	2,283,427	328,713
Change in fair value of outstanding, unvested awards granted in prior years(10)	(2,033,256)	(130,579)
Fair value as of vesting date for awards granted and vested in covered year	—	—
For awards granted in prior years that vest in the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date	(406,267)	(33,850)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	(586,882)
Compensation Actually Paid	1,126,322	38,127

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics
Adjusted EBITDA
Return on Working Capital
Total Shareholder Return

Total Shareholder Return Amount	$ 207.62	354.48	387.25	243.03	327.27
Peer Group Total Shareholder Return Amount	181.84	182.29	166.00	104.70	148.81
Net Income (Loss)	$ 219,000	$ 53,116,000	$ 48,536,000	$ 296,176,000	$ 296,133,000
Company Selected Measure Amount	82,569,000	131,356,000	182,804,000	477,742,000	464,071,000
PEO Name	Shyam K. Reddy
Additional 402(v) Disclosure	Reflects the average “compensation actually paid” to our non-PEO NEOs, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by our non- PEO NEOs. The “compensation actually paid” in fiscal 2025 resulted in negative values primarily due to the decline in our stock price during 2025 and the awards forfeited by Mr. Wamser during 2025.For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on each of January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022, and January 1, 2022, assuming an initial investment of $100 in the Company’s stock on December 28, 2019. Reflects “Net Income” in the Company’s Consolidated Statements of Operations and Comprehensive Income included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022, and January 1, 2022. Includes adjustments made in fiscal 2025 to reflect estimated achievement probabilities for the performance goals under performance-based restricted stock units granted in fiscal 2024 as follows: 0% expected achievement, reduced from 100% expected achievement as of the end of fiscal 2024. For the performance-based restricted stock units granted in 2022 and 2023, actual and estimated achievement of the performance goals were adjusted in fiscal 2024 and no subsequent adjustments were made in 2025 for these grants. Actual achievement of the performance goals for the unvested performance-based restricted stock units granted in fiscal years 2023 and 2024 will not be known until the end of the 3-year cumulative performance periods and could differ from the estimates reflected herein.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(9) Adjusted EBITDA is the most important financial performance measure used by the Company to link compensation actually paid to the PEO and non-PEO NEOs in fiscal 2025 to the Company’s performance. Adjusted EBITDA, a non-GAAP measure, is defined and described in “Compensation Discussion and Analysis.”
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Shyam Reddy [Member}
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,369,222	$ 4,709,359	$ 4,908,519	$ 0	$ 0
PEO Actually Paid Compensation Amount	1,126,322	2,285,809	5,754,555	0	0
Dwight Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	2,848,832	3,900,941	5,283,864
PEO Actually Paid Compensation Amount	0	0	3,354,504	4,489,375	9,725,418
Mitchell B. Lewis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	2,099,958
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 0	$ 7,081,834
PEO | Shyam Reddy [Member} | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,086,804)
PEO | Shyam Reddy [Member} | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,283,427
PEO | Shyam Reddy [Member} | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,033,256)
PEO | Shyam Reddy [Member} | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Shyam Reddy [Member} | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,267)
PEO | Shyam Reddy [Member} | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(511,286)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,713
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,579)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,850)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (586,882)